Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Longboard Fund Class A
Shareholder Report [Line Items]
Fund Name	Longboard Fund
Class Name	Class A
Trading Symbol	LONAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2025 - November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at
Additional Information Phone Number	855-294-7540.
Additional Information Website	www.longboardfunds.com/resources
Expenses [Text Block]	What were the Fund’s costs for the last 6 months? (based on a hypothetical $10,000 investment)
Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
A	$115	2.24%*

*	Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.24%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Longboard Fund, which uses a systematic trend-following strategy, performed well last year despite a volatile stock market. The Fund achieved positive returns by capitalizing on strong trends across top performing U.S. stocks.

The strategy’s rules-based approach enabled the Fund to adapt to changing conditions, balancing gains from upward trends with risk management during downturns. This allowed the fund to meet the objective of long-term capital appreciation with low correlation to traditional assets and other alternative investment strategies.

Line Graph [Table Text Block]	Total Return Based on a $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 11/30/2025
	6 Months	1 Year	5 Years	10 Years
LONAX (Without Load)	4.89%	-4.76%	4.87%	6.90%
LONAX (With Load)	-1.12%	-10.22%	3.64%	6.27%
S&P 500 Index	16.57%	15.00%	15.28%	14.84%
SG Trend Index	13.31%	1.96%	7.93%	3.47%
Bloomberg U.S. Aggregate Bond Index	4.89%	5.70%	-0.31%	1.99%

Net Assets	$ 119,797,721
Holdings Count | Integer	573
Advisory Fees Paid, Amount	$ 1,347,530
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund Statistics as of 11/30/2025
Total Net Assets	$119,797,721
# of Portfolio Holdings	573
Portfolio Turnover Rate	46%
Advisory Fees Paid	$1,347,530

Holdings [Text Block]

Largest Holdings [Text Block]
Top 10 Holdings
Holding Name	% of Net Assets
Rithm Capital Corporation	0.3%
Westinghouse Air Brake Technologies Corporation	0.3%
Entergy Corporation	0.3%
Allegion plc	0.3%
Atmos Energy Corporation	0.3%
Loews Corporation	0.3%
Trimble, Inc.	0.2%
Emerson Electric Company	0.2%
Norfolk Southern Corporation	0.2%
Hartford Insurance Group, Inc. (The)	0.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the period ended November 30, 2025.
Longboard Fund Class I
Shareholder Report [Line Items]
Fund Name	Longboard Fund
Class Name	Class I
Trading Symbol	LONGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2025 - November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund
Material Fund Change Notice [Text Block]	.
Additional Information Phone Number	855-294-7540
Additional Information Website	www.longboardfunds.com/resources
Expenses [Text Block]	What were the Fund’s costs for the last 6 months? (based on a hypothetical $10,000 investment)
Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
I	$102	1.99%*

*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.99%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Longboard Fund, which uses a systematic trend-following strategy, performed well last year despite a volatile stock market. The Fund achieved positive returns by capitalizing on strong trends across top performing U.S. stocks.

The strategy’s rules-based approach enabled the Fund to adapt to changing conditions, balancing gains from upward trends with risk management during downturns. This allowed the fund to meet the objective of long-term capital appreciation with low correlation to traditional assets and other alternative investment strategies.

Line Graph [Table Text Block]	Total Return Based on a $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 11/30/2025
	6 Months	1 Year	5 Years	10 Years
LONGX	5.01%	-4.49%	5.15%	7.07%
S&P 500 Index	16.57%	15.00%	15.28%	14.63%
SG Trend Index	13.31%	1.96%	7.93%	3.24%
Barclays U.S. Aggregate Bond Index	4.89%	5.70%	-0.31%	1.99%

Net Assets	$ 119,797,721
Holdings Count | Integer	573
Advisory Fees Paid, Amount	$ 1,347,530
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund Statistics as of 11/30/2025
Total Net Assets	$119,797,721
# of Portfolio Holdings	573
Portfolio Turnover Rate	46%
Advisory Fees Paid	$1,347,530

Holdings [Text Block]

Largest Holdings [Text Block]
Top 10 Holdings
Holding Name	% of Net Assets
Rithm Capital Corporation	0.3%
Westinghouse Air Brake Technologies Corporation	0.3%
Entergy Corporation	0.3%
Allegion plc	0.3%
Atmos Energy Corporation	0.3%
Loews Corporation	0.3%
Trimble, Inc.	0.2%
Emerson Electric Company	0.2%
Norfolk Southern Corporation	0.2%
Hartford Insurance Group, Inc. (The)	0.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the period ended November 30, 2025.

[1]	Annualized
[2]	Annualized